Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Current	$ 66,919		$ 140,292	$ 317,878
Deferred	(1,320)		(5,280)	(5,280)
Total provision	$ 65,599		$ 135,012	$ 312,598
Predecessor [Member]
Current		$ 10,307
Deferred
Total provision		$ 10,307